Recovery of Erroneously Awarded Compensation - Restatement Determination Date [Axis]: 2025-12-31	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	In general, the policy provides that, unless an exception applies, we will seek to recover compensation that is awarded to an executive officer based on the Company’s attainment of a financial metric during the three-year period prior to the fiscal year in which the restatement occurs, to the extent such compensation exceeds the amount that would have been awarded based on the restated financial results.
Restatement Does Not Require Recovery [Text Block]	In accordance with SEC and Nasdaq requirements, we have adopted an executive compensation recovery policy regarding the adjustment or recovery of certain incentive awards or payments made to current or former executive officers in the event that we are required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under the securities laws. In general, the policy provides that, unless an exception applies, we will seek to recover compensation that is awarded to an executive officer based on the Company’s attainment of a financial metric during the three-year period prior to the fiscal year in which the restatement occurs, to the extent such compensation exceeds the amount that would have been awarded based on the restated financial results.